Related Parties - Schedule of Other Related Party Balances (Parentheticals) (Details)	Dec. 31, 2024
Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Schedule of Other Related Party Balances [Line Items]
Subsidiary percentage	100.00%	[1]

[1]	Balances are included in Accounts payable (see note 13)